Consolidated Condensed Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Cash Flows From Operating Activities:
Net income	$ 46,029	$ 1,212	$ 70,137		$ 27,045
Adjustments to reconcile net income to net cash used in operating activities:
Depletion, depreciation and amortization	95	423	1,272		3,817
Impairment of oil and gas properties costs		9,312	3,335
Dry hole costs		5,617	40,467
Impairment of long-lived assets			1,440
Amortization of debt financing costs	357	690	975		793
Amortization of discount on debt	634	543	2,876		1,308
Write off of deferred financing costs					2,795
Foreign currency transaction loss on revaluation	436
Gain on sale of assets			(106,225)
Debt conversion expense		2,915
Allowance for account and notes receivable		5,180
Write off of accounts payable, carry obligation		(3,596)
Loss on early extinguishment of debt		5,425	10,983
Net income from equity affiliate	(49,471)	(67,769)	(73,451)		(66,291)
Share-based compensation related charges	680	3,500	4,642		4,234
Dividend received from affiliate					12,220
Unrealized (gain) loss on warrant derivative	(3,785)	600	(9,786)	[1]	(344)	[1]
Deferred tax asset		(821)
Other current liabilities	(122)	906	2,632
Changes in Operating Assets and Liabilities:
Accounts and notes receivable	(4,219)	9,542	(10,025)		3,826
Prepaid expenses and other	218	(718)	4,065		(2,579)
Other assets	370	(87)	(4,180)		558
Accounts payable	4,129	(3,411)	(623)		10,905
Accrued expenses	(5,138)	4,757	7,475		(2,657)
Accrued interest	14	(238)	(942)		(4,239)
Other long term liabilities	(644)	200	(927)		1,501
Income taxes payable	6	(587)	617		(1,018)
Net Cash Used In Operating Activities	(10,411)	(26,405)	(55,243)	[2],[3]	(8,126)	[2],[3]
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of assets			218,823
Additions of property and equipment	(30,523)	(23,575)	(72,180)		(14,386)
Additions to assets held for sale			(33,930)		(45,066)
Advances (to) from equity affiliate	(117)	(414)	(682)		3,221
Proceeds from sale of equity affiliates			1,385
(Increase) decrease in restricted cash	(178)	200	(1,200)
Net Cash Provided By (Used In) Investing Activities	(30,818)	(23,789)	112,216	[2],[3]	(56,231)	[2],[3]
Cash Flows From Financing Activities:
Net proceeds from issuances of common Stock	112	719	924		1,674
Tax benefits related to equity compensation		0	2,535		0
Proceeds from issuance of long-term debt		66,480			92,000
Payments of long-term debt			(60,000)
Financing costs	(80)	(3,324)	(189)		(2,931)
Net Cash Provided By (Used In) Financing Activities	32	63,875	(56,730)		90,743
NET DECREASE IN CASH AND CASH EQUIVALENTS	(41,197)	13,681	243		26,386
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	72,627	58,946	58,703		32,317
Cash and Cash Equivalents at End of Period	31,430	72,627	58,946		58,703
Supplemental Disclosures of Cash Flow Information:
Cash paid during the year for interest expense (net of capitalization)		640	2,685		1,380
Cash paid during the year for income taxes		$ 216	$ 8,241		$ 834

[1]	Represents change in fair value of the Warrants for the period. Such Warrants were previously erroneously classified as equity and were, therefore, not marked to market at the end of each reporting period.
[2]	For 2011, relates to the $2,288 thousand of lease maintenance costs, exploration overhead and $900 thousand of certain investment costs that were improperly classified as an investing activity rather than an operating activity. In addition, Advances to Equity Affiliates of $(682) thousand were previously erroneously classified as an operating activity rather than an investing activity.
[3]	For 2010, relates to $167 thousand of lease maintenance costs and $(558) thousand of certain investment costs that were improperly classified as an investing activity rather than an operating activity. In addition, Advances to Equity Affiliates of $3,221 thousand were improperly classified as an operating activity rather than an investing activity.